Business and Basis of Presentation (Transition Adjustment Roll Forward Of Retained Earnings) (Details) - Retained Earnings $ in Thousands	Jan. 01, 2021 USD ($)
Retained Earnings Transition Adjustment [Roll Forward]
Balance after-tax, after transition	$ 270,639
As Previously Reported
Retained Earnings Transition Adjustment [Roll Forward]
Balance after-tax, prior to transition	328,450
Effect of Change
Retained Earnings Transition Adjustment [Roll Forward]
Reclassification of market risk benefits non-performance risk to accumulated other comprehensive income	(60,792)
Updates to certain universal life contract liabilities	(20,108)
Other	7,722
Total pre-tax adjustments	(73,178)
Tax impacts	$ 15,367